Labor obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - Present value of defined benefit obligation - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in net defined benefit liability (asset) [abstract]
Present value of defined benefit obligation at beginning of period	$ 111,921	$ 106,414	$ 94,313
Current service cost	7,995	7,629	7,574
Interest cost	7,672	6,664	5,627
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		(5,815)	(4,554)
Actuarial gains and losses arising from experience assumptions	4,199	2,282	5,840
Benefits paid	(4,308)	(5,253)	(2,386)
Present value of defined benefit obligation at end of period	$ 127,479	$ 111,921	$ 106,414